Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 17 - TAXES ON INCOME

A.	TAX LAWS APPLICABLE IN ISRAEL:

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73) (the “Encouragement Law”):

Amendment 73 to the Encouragement Law prescribes special tax tracks for technological enterprises, which became effective in 2017, as follows:

Preferred Technological Enterprise, (“PTE”) as defined in the Encouragement Law will be subject to tax at a rate of 12% on profits deriving from intellectual property which meets the conditions of being treated as “Preferred Technological Income” or 6% if the PTE’s annual revenues exceed ILS 10 billion (Special Preferred Technological Enterprise, “SPTE”).

Any dividend distributed from PTE to non-Israeli shareholders or individuals, sourced in the income from the technological enterprise is subject to reduced Israeli withholding tax rate of 20% (or lower rate under the applicable tax treaty). No withholding tax will be remitted upon distribution of dividend sourced in preferred technological income to an Israeli corporation.

B.	TAX RATES APPLICABLE OF THE MAIN ENTITIES IN THE GROUP:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

	Country of incorporation	Applicable corporate tax rate

eToro Group Ltd.	British Virgin Islands*	23%
eToro (Europe) Ltd.	Cyprus	12.5%
eToro Ltd.	Israel**	12/6%
eToro (UK) Ltd.	UK	25%
eToro USA LLC	USA	21%
eToro Group Trading Ltd.	British Virgin Islands***	12.5%
eToro Australia Capital Pty Ltd	Australia	30%
eToro USA Securities Inc.	USA	21%
eToro Seychelles	Seychelles	1.5% from the net revenue
eToro (ME) Ltd	UAE	9%
eToro Singapore Pte Ltd.	Singapore	17%

*	According to an assessment agreement with the Israeli Tax Authority (the ITA) dated August 2017, eToro Group Ltd. is considered an Israeli resident for tax purposes starting January 1, 2015, and its entire income and expense for tax purposes shall be recorded in eToro Ltd.
**	The statutory corporate tax rate in Israel is 23%. In August 2020, the Company received a pre-ruling approval from the ITA regarding its eligibility to be classified as PTE effective as of 2018 and until 2022. eToro Ltd. applied to the ITA to receive an additional pre-ruling approval, regarding its eligibility to be classified as SPTE.
***	eToro Group Trading Ltd. is a tax resident of Cyprus effective date January 1, 2017.
C.	TAX ASSESSMENTS:

(1)	Open Tax assessments:

-	eToro Ltd. and eToro Group Ltd. are currently under corporate income tax audits in Israel for tax years 2017-2022 initiated by the ITA.

-	eToro EU is currently under corporate tax audit in Cyprus for tax years 2014-2016, 2019.

The tax returns of certain subsidiaries are still subject to audits by the tax authorities from 2019 to date.

(2)	Carryforward losses for tax purposes:

As of December 31, 2025, the Group has carryforward operating tax losses and carryforward capital tax losses of approximately $65,730 and $1,158, respectively.

D.	PILLAR TWO:

The Pillar Two model rules, released on December 20, 2021, are part of the two-pillar solution to address the tax challenges of the digitalization of the economy that was agreed by 142 member jurisdictions of the OECD/G20 Inclusive Framework on BEPS and endorsed by the G20 Finance Ministers and Leaders in October 2021.

The Pillar Two model rules are designed to ensure large multinational enterprises (“MNEs”) pay a minimum level of tax on the income arising in each jurisdiction where they operate.

Taxpayers in scope (MNEs with global revenue of at least €750m in at least two years out of the four previous years) calculate their effective tax rate according to the model rules provisions for each jurisdiction where they operate and should pay top-up tax on the difference between their effective tax rate per jurisdiction and the 15% minimum rate. Any resulting top-up tax will be charged according to the coordinated system of interlocking rules that was introduced in the model rules (Qualified Domestic Minimum Top-Up Tax – QDMTT, Income Inclusion Rule – IIR, Under Tax Payment Rule – UTPR). A de minimis exclusion applies where there is a relatively small amount of revenue and income in a jurisdiction or when several other conditions are met.

The Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions where the Group operates (including UK, Italy, Denmark, Germany, Belgium, Cyprus, Isarel, France, UAE, Gibraltar, Singapore and Australia), and will take effect in the financial year beginning January 1, 2024 in some of these jurisdictions.

Based on the Group’s assessment, as of 31 December 2025, the Group does not expect material implications as result of Pillar 2.

E.	DEFERRED INCOME TAXES:

	Statements of financial position		Statements of profit or loss
	As of December 31,		Year ended December 31,
	2025	2024	2025	2024	2023
Deferred tax assets:
Research and development costs	2,788	1,754	1,034	433	(324)
Employee benefits	6,058	6,259	(201)	2,638	605
Carryforward losses	-	13	(13)	(4,114)	(2,278)
Leases	1,218	742	476	124	229
IPO expenses	2,687	-	2,687	-	-
Others	56	145	(89)	(4)	1
	12,807	8,913	3,894	(923)	(1,767)

Deferred tax liabilities:
Intangible assets	4,893	2,873	2,020	25	(1,822)
Others	797	361	436	107	(63)
	5,690	3,234	2,456	132	(1,885)

Deferred tax movement			1,438	(1,055)	118
Exchange rate differences			-	43	596
Equity reserves			(2,074)	-	146
Other			717	250	-
Deferred taxes related to acquisition			-	640	-
Deferred taxes income (expense)			81	(122)	860
Deferred tax assets, net	7,117	5,679

The deferred taxes are computed using the tax rates expected upon realization.

F.	TAXES ON INCOME INCLUDED IN PROFIT OR LOSS:

	December 31,
	2025	2024	2023
Current taxes	37,954	40,121	13,333
Deferred taxes (income) expense	(81)	122	(860)
Tax provision (benefit) in respect of previous years	(168)	12,995	-
	37,705	53,238	12,473
G.	THEORETICAL TAX:

The reconciliation between the taxes on income (tax benefit) , assuming that all the income and expense, gains and losses in the statement of income were taxed at the statutory tax rate and the taxes on income recorded in profit or loss is as follows:

	December 31,
	2025	2024	2023

Income before taxes on income	253,401	245,619	27,732
Statutory tax rate	23%	23%	23%
Taxes on income computed at the statutory tax rate	58,282	56,492	6,378

Increase (decrease) in taxes on income resulting from the following:
Tax benefit arising from reduced rate as a “Special Preferred Technological Enterprise” and other tax benefits (See Note 17a above)	(28,859)	(27,280)	(958)
Non-deductible expenses	682	3,160	8,571
Uncertain tax positions	20,286	30,410	10,698
Unrecognized temporary differences	(161)	242	756
Increase in unrecognized tax losses	555	2,382	1,758
Utilization of previously unrecognized tax losses	(217)	(1,643)	(4,054)
Deferred tax credited to equity	382	-	(146)
Taxable income at other tax rates	(8,134)	(10,420)	(3,005)
Differences in measurement basis	(356)	-	(676)
Taxes in respect of previous years	1,456	(214)	(3,214)
Recognition of deferred tax asset related to carryforward losses from prior years	-	-	(4,028)
Impact of exchange rates due to different tax reporting currency and functional currency	(6,127)	-	-
Other	(84)	109	393
Taxes on income	37,705	53,238	12,473